Schedule IV - Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	$ 19,342	$ 18,298	$ 15,385
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	447	437	453
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	194	532	1,109
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount, Total	19,089	18,393	16,041
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	1.00%	2.90%	6.90%
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	606,587	566,841	544,687
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	53,088	44,335	50,011
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	9,163	9,734	71,107
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount, Total	562,662	532,240	565,783
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	1.60%	1.80%	12.60%
Life Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	1,990	2,026	1,909
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	280	264	297
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	40	107	305
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount, Total	1,750	1,869	1,917
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	2.30%	5.70%	15.90%
Accident and Health Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	17,352	16,272	13,476
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	167	173	156
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	154	425	804
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount, Total	$ 17,339	$ 16,524	$ 14,124
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	0.90%	2.60%	5.70%